Expense Example (Invesco V.I. High Yield Securities Fund, Series II shares, Invesco V.I. High Yield Securities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Securities Fund | Series II shares, Invesco V.I. High Yield Securities Fund
Example
Expense Example, By Year, Column [Text]	Series II shares
1 Year	$ 197
3 Years	609
5 Years	1,047
10 Years	$ 2,264